Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Borrowings [Line Items]
Short-term borrowings	2.75%	2.77%
Long-term borrowings	3.01%	3.19%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	3.28%	3.77%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.78%	2.74%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.52%	1.99%